Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Floating Rate High Income Fund	FFRAX	FFRTX	FFRBX	FFRCX	FFRIX
Fidelity Advisor High Income Fund	FHIAX	FHITX	FHCBX	FHNCX	FHNIX
Fidelity Advisor High Income Advantage Fund	FAHDX	FAHYX	FAHBX	FAHEX	FAHCX
Fidelity Advisor Value Fund	FAVFX	FTVFX	FBVFX	FCVFX	FVIFX

Funds of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ACOM10B-15-01  June 1, 2015
1.734041.153

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Fund Class A, Class T, Class B, Class C, and Institutional Class are
Classes of shares of Fidelity® Convertible Securities Fund
Funds of Fidelity Advisor Series I and Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Steven Wymer no longer serves as a co-manager of Fidelity Advisor Growth Opportunities Fund. Gopal Reddy serves as portfolio manager of Fidelity Advisor Growth Opportunities Fund

The following information replaces similar information found in the "Description of the Trusts" section on page 81.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Advisor Large Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, and Fidelity Advisor Small Cap Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, and Fidelity Advisor Growth & Income Fund. The Bank of New York Mellon, 1 Wall Street, New York, New York, is custodian of the assets of Fidelity Advisor Growth Opportunities Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Convertible Securities Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, Fidelity Advisor Value Strategies Fund, and Fidelity Convertible Securities Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, Fidelity Advisor Value Strategies Fund, and Fidelity Convertible Securities Fund in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ACOM11B-15-02  June 1, 2015
1.739097.155

Supplement to the

Fidelity Advisor® Balanced Fund
Class A (FABLX), Class T (FAIGX), Class B (FAISX), Class C (FABCX), and Institutional Class (FAIOX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Pramod Atluri has replaced Ford O'Neil as the co-manager of the fund.

The following information replaces similar information found in the "Management Contract" section beginning on page 42.

Pramod Atluri is co-manager of Fidelity Advisor Balanced Fund and receives compensation for managing the bond investments of the fund. As of February 28, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor Balanced Fund is based on the pre-tax investment performance of the bond investments of the fund measured against the Barclays U.S. Aggregate Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

AIG-AIGIB-15-02  June 1, 2015
1.890535.115

The following table provides information relating to other accounts managed by Mr. Atluri as of August 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	1	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 38,295	$ 951	$ 3,603
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor Balanced Fund managed by Mr. Atluri ($545 (in millions) assets managed).

As of February 28, 2015, the dollar range of shares of Fidelity Advisor Balanced Fund beneficially owned by Mr. Atluri was none.

Supplement to the
Fidelity Advisor® Balanced Fund
Institutional Class
October 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Pramod Atluri. Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Peter Saperstone (co-manager) has managed the fund since March 2011. Tobias Welo (co-manager) has managed the fund since November 2011. Brian Lempel (co-manager) has managed the fund since April 2013. Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013. Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section beginning on page 25.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. Mr. Atluri manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIGI-15-02  June 1, 2015
1.744350.132

Supplement to the
Fidelity Advisor® Dividend Growth Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ADGFI-15-01  June 1, 2015
1.756195.124

Supplement to the
Fidelity Advisor® Equity Growth Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

EPGI-15-01  June 1, 2015
1.756212.122

Supplement to the
Fidelity Advisor® Equity Income Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

EPII-15-01  June 1, 2015
1.756210.123

Supplement to the
Fidelity Advisor® Equity Value Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AEVI-15-01  June 1, 2015
1.760402.121

Supplement to the
Fidelity Advisor® Floating Rate High Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AFRI-15-01  June 1, 2015
1.746477.131

Supplement to the
Fidelity Advisor® Growth & Income Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGAII-15-01  June 1, 2015
1.741968.125

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

Steven Wymer no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Gopal Reddy (portfolio manager) has managed the fund since October 2012.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 21.

Gopal Reddy is portfolio manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Reddy has worked as a research analyst and portfolio manager.

GOI-15-02  June 1, 2015
1.756208.127

Supplement to the
Fidelity Advisor® High Income Advantage Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

HYI-15-01  June 1, 2015
1.742523.125

Supplement to the
Fidelity Advisor® High Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AHII-15-01  June 1, 2015
1.754057.124

Supplement to the
Fidelity Advisor® Large Cap Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

LCI-15-01  June 1, 2015
1.756205.124

Supplement to the

Fidelity Advisor® Leveraged Company Stock Fund

Class A (FLSAX), Class T (FLSTX), Class B (FLCBX), Class C (FLSCX), and Institutional Class (FLVIX)

A Fund of Fidelity Advisor Series I

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2014

Effective on July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ALSF-ALSFIB-15-01  June 1, 2015
1.881210.106

Supplement to the
Fidelity Advisor® Leveraged Company Stock Fund
Institutional Class
September 29, 2014
Prospectus

Effective on July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ALSFI-15-01  June 1, 2015
1.756219.121

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AMPI-15-01  June 1, 2015
1.806138.118

Supplement to the
Fidelity Advisor® Small Cap Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ASCFI-15-01  June 1, 2015
1.708464.126

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

MCI-15-01  June 1, 2015
1.756201.129

Supplement to the
Fidelity Advisor® Value Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and the policies of the class will not change.

FAVI-15-01  June 1, 2015
1.806143.125

Supplement to the
Fidelity Advisor® Value Strategies Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ISO-15-01  June 1, 2015
1.751426.126

Supplement to the

Fidelity Advisor® Mid Cap II Fund Class Z (FZAMX) and Fidelity Advisor New Insights Fund Class Z (FZANX)

Funds of Fidelity Advisor Series I and Fidelity Contrafund

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces similar information found in the "Description of the Trusts" section on page 52.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ACOMZ12B-15-01  June 1, 2015
1.9585181.101